Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 07, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares Company	Dec. 31, 2021 USD ($) $ / shares Company	Dec. 31, 2020 USD ($) $ / shares Company
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The table below shows the following information for the past three fiscal years: (i) total compensation for our NEOs as set forth in the Summary Compensation Table (“SCT”), (ii) the “compensation actually paid” (“CAP”) to our PEOs and, on an average basis, our non-PEO NEOs (in each case, as determined under SEC rules), (iii) our total shareholder return (“TSR”), (iv) the TSR of our peer group (as set forth in our Compensation Discussion and Analysis), (v) our net income, and (vi) our financial performance measure for compensatory purposes, earnings per share (“EPS”).

Pay Versus Performance Table

							Year-End Value of $100 Invested on 12/31/2019:
Year	SCT Total for PEO 1 ($)	SCT Total for PEO 2 ($)	CAP to PEO 1 ($)	CAP to PEO 2 ($)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)	TSR ($)	Peer Group TSR ($)	Net Income ($)	EPS ($)
	(a)	(b)	(c)	(c)	(d)	(c)(d)		(e)		(f)
2022	1,083,896	1,591,746	1,088,746	1,601,451	732,813	742,633	111.37	111.31	81,814	4.59
2021	1,853,539	-	1,895,857	-	756,261	783,671	101.72	152.38	87,939	4.94
2020	1,076,169	-	1,037,132	-	529,376	499,399	83.32	103.30	59,504	3.35

a)	Jean R. Hale, who served as Chairman and Chief Executive Officer until her retirement on February 7, 2022, is listed as PEO 1.

b)	Following Ms. Hale’s retirement, Mark A. Gooch became Vice Chairman, President, and Chief Executive Officer, and as such, is listed as PEO 2 for year 2022.

c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

d)
For 2021 and 2020, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones.  For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added.

e)
CTBI periodically compares its executive pay and business performance to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  The Peer Group used to establish executive compensation for 2020 and 2021 consisted of  fourteen companies with median assets of $4.7 billion, as compared to CTBI’s then assets of approximately $4.3 billion.  The companies included in the Peer Group ranged in asset size from $2.8 billion to $8.7 billion and are listed below:

Bank	Ticker	Bank	Ticker
1st Source Corporation	SRCE	German American Bancorp, Inc.	GABC
Carolina Financial Corp.*	CARO	Home Trust Bancshares, Inc.	HTBI
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
First Bancorp	FBNC	Live Oak Bancshares, Inc.	LOB
First Community Bancshares, Inc.	FCBC	Park National Corporation	PRK
First Financial Corporation	THFF	Peoples Bancorp, Inc.	PEBO
Franklin Financial *	FSB	Stock Yards Bancorp, Inc.	SYBT

* These companies are no longer actively traded.

During 2021, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to replace the following five peer companies from the prior peer group which had either grown much larger than CTBI or were acquired since the last compensation review conducted in 2019:  Carolina Financial Corp., Live Oak Bancshares, Inc., Franklin Financial, 1st Source Corporation, and Park National Corporation.  As a result, CTBI added the following new peers, which were closer to CTBI’s asset size and business model, replacing those removed:  Carter Bankshares, Inc., Farmers National BancCorp, Horizon Bancorp, Inc., Mercantile Bank Corporation, Nicolet Bankshares, Inc., QCR Holdings, Inc., and Univest Financial Corporation.  These adjustments resulted in the Peer Group of seventeen companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group was $5.35 billion, compared to CTBI’s then assets of $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion at the time of the review.  This Peer Group was used to establish executive compensation for the year 2022.

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2022 to the current Peer Group as well as the prior Peer Group for 2021:

	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2022	111.37	111.31	127.18

f)
CTBI has selected GAAP basic earnings per share as the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used by CTBI to link compensation actually paid to CTBI’s NEOs for 2022 to CTBI’s performance.

Company Selected Measure Name			EPS
Named Executive Officers, Footnote [Text Block]
d)
For 2021 and 2020, the non-PEO NEOs included Mark A. Gooch, Kevin J. Stumbo, James B. Draughn, and Larry W. Jones.  For 2022, Mr. Gooch was excluded from the non-PEO NEOs and Richard W. Newsom and Ricky D. Sparkman were added.

Peer Group Issuers, Footnote [Text Block]
e)
CTBI periodically compares its executive pay and business performance to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  The Peer Group used to establish executive compensation for 2020 and 2021 consisted of  fourteen companies with median assets of $4.7 billion, as compared to CTBI’s then assets of approximately $4.3 billion.  The companies included in the Peer Group ranged in asset size from $2.8 billion to $8.7 billion and are listed below:

Bank	Ticker	Bank	Ticker
1st Source Corporation	SRCE	German American Bancorp, Inc.	GABC
Carolina Financial Corp.*	CARO	Home Trust Bancshares, Inc.	HTBI
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
First Bancorp	FBNC	Live Oak Bancshares, Inc.	LOB
First Community Bancshares, Inc.	FCBC	Park National Corporation	PRK
First Financial Corporation	THFF	Peoples Bancorp, Inc.	PEBO
Franklin Financial *	FSB	Stock Yards Bancorp, Inc.	SYBT

* These companies are no longer actively traded.

During 2021, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to replace the following five peer companies from the prior peer group which had either grown much larger than CTBI or were acquired since the last compensation review conducted in 2019:  Carolina Financial Corp., Live Oak Bancshares, Inc., Franklin Financial, 1st Source Corporation, and Park National Corporation.  As a result, CTBI added the following new peers, which were closer to CTBI’s asset size and business model, replacing those removed:  Carter Bankshares, Inc., Farmers National BancCorp, Horizon Bancorp, Inc., Mercantile Bank Corporation, Nicolet Bankshares, Inc., QCR Holdings, Inc., and Univest Financial Corporation.  These adjustments resulted in the Peer Group of seventeen companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group was $5.35 billion, compared to CTBI’s then assets of $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion at the time of the review.  This Peer Group was used to establish executive compensation for the year 2022.

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2022 to the current Peer Group as well as the prior Peer Group for 2021:

	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2022	111.37	111.31	127.18

Changed Peer Group, Footnote [Text Block]
e)
CTBI periodically compares its executive pay and business performance to a group of comparable, publicly traded financial institutions (“Peer Group”).  In establishing a Peer Group, CTBI seeks to include regional bank holding companies that are similar to CTBI in terms of assets, business lines, and geographic markets.  The Peer Group used to establish executive compensation for 2020 and 2021 consisted of  fourteen companies with median assets of $4.7 billion, as compared to CTBI’s then assets of approximately $4.3 billion.  The companies included in the Peer Group ranged in asset size from $2.8 billion to $8.7 billion and are listed below:

Bank	Ticker	Bank	Ticker
1st Source Corporation	SRCE	German American Bancorp, Inc.	GABC
Carolina Financial Corp.*	CARO	Home Trust Bancshares, Inc.	HTBI
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
First Bancorp	FBNC	Live Oak Bancshares, Inc.	LOB
First Community Bancshares, Inc.	FCBC	Park National Corporation	PRK
First Financial Corporation	THFF	Peoples Bancorp, Inc.	PEBO
Franklin Financial *	FSB	Stock Yards Bancorp, Inc.	SYBT

* These companies are no longer actively traded.

During 2021, the Committee worked with Pearl Meyer to review the Peer Group to ensure it continued to include organizations that were comparable to CTBI.  Based on this review, the Committee determined that it would be appropriate to replace the following five peer companies from the prior peer group which had either grown much larger than CTBI or were acquired since the last compensation review conducted in 2019:  Carolina Financial Corp., Live Oak Bancshares, Inc., Franklin Financial, 1st Source Corporation, and Park National Corporation.  As a result, CTBI added the following new peers, which were closer to CTBI’s asset size and business model, replacing those removed:  Carter Bankshares, Inc., Farmers National BancCorp, Horizon Bancorp, Inc., Mercantile Bank Corporation, Nicolet Bankshares, Inc., QCR Holdings, Inc., and Univest Financial Corporation.  These adjustments resulted in the Peer Group of seventeen companies listed below.  The Committee believes the Peer Group provides a reasonable basis of comparison for CTBI due to their similar business lines and geographic locations, as well as their comparable size, reflected by total assets.  Following the Committee’s review and adjustment of the Peer Group, the median assets of the Peer Group was $5.35 billion, compared to CTBI’s then assets of $5.4 billion.  The companies included in the Peer Group ranged in asset size from $3.2 billion to $8.2 billion at the time of the review.  This Peer Group was used to establish executive compensation for the year 2022.

Bank	Ticker	Bank	Ticker
Carter Bancshares, Inc.	CARE	Horizon Bancorp Inc.	HBNC
City Holding Company	CHCO	Lakeland Financial Corporation	LKFN
Farmers National Banc Corp	FMNB	Mercantile Bank Corporation	MBWM
First Bancorp	FBNC	Nicolet Bankshares, Inc.	NCBS
First Community Bancshares, Inc.	FCBC	Peoples Bancorp, Inc.	PEBO
First Financial Corporation	THFF	QCR Holdings, Inc.	QCRH
German American Bancorp, Inc.	GABC	Stock Yards Bancorp, Inc.	SYBT
Great Southern Bancorp Inc.	GSBC	Univest Financial Corporation	UVSP
Home Trust Bancshares	HTBI

Below is a comparison of our TSR for 2022 to the current Peer Group as well as the prior Peer Group for 2021:

	Year-End Value of $100 Invested on 12/31/2019:
Year	TSR ($)	Current Peer Group TSR ($)	Prior Peer Group TSR ($)
2022	111.37	111.31	127.18

Adjustment To PEO Compensation, Footnote [Text Block]
c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Non-PEO NEO Average Total Compensation Amount			$ 732,813	$ 756,261	$ 529,376
Non-PEO NEO Average Compensation Actually Paid Amount			$ 742,633	783,671	499,399
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
c)
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance table.  CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.  In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date).  NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.  Similarly, we had no awards that failed to meet vesting conditions.  The following table details these adjustments:

Year	Executives	SCT Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Add Dividends Paid on Unvested Shares ($)	CAP ($)
2022	PEO 1	1,083,896	160,989	162,546	-	1,834	1,458	1,088,746
	PEO 2	1,591,746	98,622	99,576	2,932	655	5,162	1,601,451
	Other NEOs	732,813	52,687	53,196	2,557	2,802	3,952	742,633
2021	PEO 1	1,853,539	28,174	31,748	19,136	13,509	6,099	1,895,857
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	756,261	11,485	12,941	20,088	467	5,398	783,671
2020	PEO 1	1,076,169	64,996	53,945	(31,714)	(3,701)	7,429	1,037,132
	PEO 2	-	-	-	-	-	-	-
	Other NEOs	529,376	54,372	45,127	(24,872)	(1,502)	5,641	499,399

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Performance: Graphical Description

Pursuant to the requirements of Item 402(v) of the SECs Regulation S-K, the following graphs reflect the relationships between the CAP and CTBI’s cumulative TSR and the peer group’s cumulative TSR, CTBI’s net income, and CTBI’s earnings per share.  For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and CTBI performance, please refer to our CD&A.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]			CAP and CTBI Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			CAP and Earnings Per Share
Total Shareholder Return Vs Peer Group [Text Block]			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures

Pursuant to the requirements of Item 402(v) of the SEC’s Regulation S-K, we provide the following list of the three most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs to CTBI’s performance in 2022.  Please refer to the section entitled “Annual Incentive Plan” in our Compensation Discussion and Analysis (“CD&A”) for more information.

Pay Versus

Measure 1	Net Income
Measure 2	Earnings Per Share
Measure 3	Return on Average Assets (ROAA)

Total Shareholder Return Amount			$ 111.37	101.72	83.32
Peer Group Total Shareholder Return Amount			111.31	152.38	103.3
Net Income (Loss)			$ 81,814,000	$ 87,939,000	$ 59,504,000
Company Selected Measure Amount | $ / shares			4.59	4.94	3.35
Assets		$ 5,400,000,000	$ 5,400,000,000	$ 4,300,000,000	$ 4,300,000,000
Number of Companies Replaced in Peer Group | Company				5
Number of Companies Included in Peer Group | Company			17	14	14
Assets of Peer Group, median		5,350,000,000	$ 5,350,000,000	$ 4,700,000,000	$ 4,700,000,000
Assets of Peer Group, minimum		3,200,000,000	3,200,000,000	2,800,000,000	2,800,000,000
Assets of Peer Group, maximum		8,200,000,000	8,200,000,000	8,700,000,000	8,700,000,000
Prior Peer Group TSR		$ 127.18	$ 127.18
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Average Assets (ROAA)
Jean R. Hale [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,083,896	1,853,539	1,076,169
PEO Actually Paid Compensation Amount			1,088,746	1,895,857	1,037,132
PEO Name	Jean R. Hale
Mark A. Gooch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,591,746	0	0
PEO Actually Paid Compensation Amount			1,601,451	0	0
PEO Name		Mark A. Gooch
PEO [Member] | Jean R. Hale [Member] | Adjustment for Subtract Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			160,989	28,174	64,996
PEO [Member] | Jean R. Hale [Member] | Adjustment for Add Year-End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			162,546	31,748	53,945
PEO [Member] | Jean R. Hale [Member] | Adjustment for Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	19,136	(31,714)
PEO [Member] | Jean R. Hale [Member] | Adjustment for Add Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,834	13,509	(3,701)
PEO [Member] | Jean R. Hale [Member] | Adjustment for Add Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,458	6,099	7,429
PEO [Member] | Mark A. Gooch [Member] | Adjustment for Subtract Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			98,622	0	0
PEO [Member] | Mark A. Gooch [Member] | Adjustment for Add Year-End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			99,576	0	0
PEO [Member] | Mark A. Gooch [Member] | Adjustment for Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,932	0	0
PEO [Member] | Mark A. Gooch [Member] | Adjustment for Add Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			655	0	0
PEO [Member] | Mark A. Gooch [Member] | Adjustment for Add Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,162	0	0
Non-PEO NEO [Member] | Adjustment for Subtract Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			52,687	11,485	54,372
Non-PEO NEO [Member] | Adjustment for Add Year-End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			53,196	12,941	45,127
Non-PEO NEO [Member] | Adjustment for Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,557	20,088	(24,872)
Non-PEO NEO [Member] | Adjustment for Add Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,802	467	(1,502)
Non-PEO NEO [Member] | Adjustment for Add Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 3,952	$ 5,398	$ 5,641